SHARE BASED PAYMENTS (Schedule of Summarizes Underlying Assumptions) (Details)			1 Months Ended		3 Months Ended	6 Months Ended
	May 13, 2020 Year $ / shares	Jul. 01, 2019 Year $ / shares	May 26, 2021 Year $ / shares	Nov. 18, 2020 Year $ / shares	Mar. 31, 2019 Year $ / shares	Jul. 13, 2020 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend Yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility			37.70%		31.00%
Risk free interest rate			0.87%		2.48%
Expected life | Year			5.33		2
Weighted average exercise price | $ / shares	$ 0.17	$ 0.21	$ 57.56	$ 17	$ 0.17	$ 0.17
Price per share | $ / shares	0.52	0.52	$ 57.56	$ 17	0.52	$ 1.5
Grant date weighted average fair value per option | $ / shares	$ 0.38	$ 0.34			$ 0.36
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	29.67%	29.30%		39.00%		39.40%
Risk free interest rate	2.21%	1.80%		0.42%		0.35%
Expected life | Year	5.5	5.12		5.13		5.5
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	30.20%	29.86%		42.00%		37.00%
Risk free interest rate	2.28%	1.85%		0.64%		0.48%
Expected life | Year	7	6		7		7